NOTES PAYABLE: Schedule of Debt (Details) - Notes Payable, Other Payables - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Principal Amount	$ 68,400		$ 85,567
April 26, 2024
Principal Amount			$ 5,000
Debt Instrument, Interest Rate, Effective Percentage			20.00%
Long-Term Debt, Maturity Date			Oct. 26, 2024
April 26, 2024 - 2
Principal Amount			$ 5,000
Debt Instrument, Interest Rate, Effective Percentage			20.00%
Long-Term Debt, Maturity Date			Oct. 26, 2024
July 2, 2024
Principal Amount			$ 11,677
Debt Instrument, Interest Rate, Effective Percentage			12.00%
Long-Term Debt, Maturity Date			Jan. 02, 2025
August 9, 2024
Principal Amount			$ 5,500
Debt Instrument, Interest Rate, Effective Percentage			20.00%
Long-Term Debt, Maturity Date			Feb. 09, 2025
September 30, 2024
Principal Amount			$ 8,400
Debt Instrument, Interest Rate, Effective Percentage			20.00%
Long-Term Debt, Maturity Date			Mar. 31, 2025
December 16, 2021
Principal Amount	$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage	6.00%
October 26, 2024
Principal Amount	$ 5,000		5,000
Debt Instrument, Interest Rate, Effective Percentage	20.00%
October 26, 2024 - 2
Principal Amount	$ 5,000		5,000
Debt Instrument, Interest Rate, Effective Percentage	20.00%
January 2, 2025
Principal Amount	$ 0	$ 11,667	11,667
Debt Instrument, Interest Rate, Effective Percentage	12.00%
February 9, 2025
Principal Amount	$ 0	$ 5,500	5,500
Debt Instrument, Interest Rate, Effective Percentage	20.00%
March 30, 2025
Principal Amount	$ 8,400		$ 8,400
Debt Instrument, Interest Rate, Effective Percentage	20.00%